Consolidated Statement of Changes in Stockholders Equity (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance	$ 56,022,960	$ 53,925,824	$ 51,103,648	$ 52,227,160
Balance (in Shares)	118,917	118,917
Net Income	3,611,286	3,441,686	878,323
Reclassification adjustment	210,147	1,104,786	(218,072)
Total comprehensive income	3,821,433	4,546,472	660,251
Cash dividend	(1,724,297)	(1,724,296)	(1,725,283)
Treasury stock purchases			(58,480)
Common Stock [Member]
Balance	16,048,110	16,048,110	16,048,110	16,106,590
Balance (in Shares)	118,917	118,917	118,917	119,053
Treasury stock purchases			(58,480)
Treasury stock purchases (in Shares)			(136)
Additional Paid-in Capital [Member]
Balance	469,986	469,986	469,986	469,986
Retained Earnings [Member]
Balance	39,918,706	38,031,717	36,314,327	37,161,287
Net Income	3,611,286	3,441,686	878,323
Cash dividend	(1,724,297)	(1,724,296)	(1,725,283)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance	(413,842)	(623,989)	(1,728,775)	(1,510,703)
Reclassification adjustment	$ 210,147	$ 1,104,786	$ (218,072)